Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Restricted cash and investments	$ 32,837	$ 25,657
Total current assets	32,837	25,657
Vessel, net	46,312	49,178
Deferred charges	280	320
Total assets	79,429	75,155
Current liabilities
Current portion of long-term debt	4,000	3,700
Due to related parties	525	21
Accrued expenses and other current liabilities	2,554	3,074
Total current liabilities	7,079	6,795
Long-term debt	46,350	50,350
Total liabilities	53,429	57,145
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	26,000	18,010
Total equity	26,000	18,010
Total liabilities and equity	$ 79,429	$ 75,155